Shareholder Report, Average Annual Return (Details) 1014057_Western Asset Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	30 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Western Asset Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset Bond ETF (NAV)
Average Annual Return, Percent	4.75%	5.88%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	5.48%